UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Chief Executive Officer
           --------------------------------------------------
Phone:     (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Dinakar Singh         New York, New York       May 17, 2010
       ---------------------  ----------------------------  -----------------
            [Signature]                  [Place]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          33
                                               -------------

Form 13F Information Table Value Total:          5,346,550
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


Column 1                          Column 2     Column 3  Column 4       Column 5      Column 6     Column 7    Column 8

                                                          VALUE   SHRS OR  SH/ PUT/   INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL   DISCRETION   MANAGERS  VOTING AUTHORITY
                                                                                                             SOLE     SHARED  NONE

ACE LTD                       SHS            H0023R105  223,504 4,464,705  SH          SOLE                  4,464,705
APOLLO GROUP INC              CL A           037604105   73,915 1,206,000  SH          SOLE                  1,206,000
AUTODESK INC                  COM            052769106  149,454 5,080,000  SH          SOLE                  5,080,000
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT 05967A107  203,889 16,403,000 SH          SOLE                 16,403,000
BIOGEN IDEC INC               COM            09062X103  145,381 2,534,533  SH          SOLE                  2,534,533
CF INDS HLDGS INC             COM            125269100  104,857 1,150,000  SH          SOLE                  1,150,000
COVIDIEN PLC                  SHS            G2554F105   13,450  267,500   SH          SOLE                    267,500
DIRECTV                       COM CL A       25490A101  301,923 8,930,000  SH          SOLE                  8,930,000
DOW CHEM CO                   COM            260543103  176,109 5,955,679  SH          SOLE                  5,955,679
ENSCO INTL PLC                SPONSORED ADR  29358Q109  137,699 3,075,000  SH          SOLE                  3,075,000
FIDELITY NATL INFORMATION SV  COM            31620M106   99,275 4,235,280  SH          SOLE                  4,235,280
FLOWSERVE CORP                COM            34354P105  201,219 1,824,786  SH          SOLE                  1,824,786
GOODRICH CORP                 COM            382388106  143,642 2,036,900  SH          SOLE                  2,036,900
HOME DEPOT INC                COM            437076102  112,255 3,470,000  SH          SOLE                  3,470,000
INTERNATIONAL GAME TECHNOLOG  COM            459902102   62,527 3,389,000  SH          SOLE                  3,389,000
INTL PAPER CO                 COM            460146103  239,200 9,719,620  SH          SOLE                  9,719,620
JPMORGAN CHASE & CO           COM            46625H100  199,496 4,458,000  SH          SOLE                  4,458,000
LORILLARD INC                 COM            544147101  122,891 1,633,322  SH          SOLE                  1,633,322
LOWES COS INC                 COM            548661107  102,390 4,224,000  SH          SOLE                  4,224,000
MASTERCARD INC                CL A           57636Q104  105,246  414,355   SH          SOLE                    414,355
METLIFE INC                   COM            59156R108   54,305 1,253,000  SH          SOLE                  1,253,000
ORACLE CORP                   COM            68389X105  320,817 12,488,000 SH          SOLE                 12,488,000
PEPSICO INC                   COM            713448108   99,240 1,500,000  SH    CALL  SOLE                  1,500,000
PEPSICO INC                   COM            713448108  122,462 1,851,000  SH          SOLE                  1,851,000
PRUDENTIAL FINL INC           COM            744320102   52,333  865,000   SH          SOLE                    865,000
QUALCOMM INC                  COM            747525103  107,494 2,560,000  SH          SOLE                  2,560,000
STANLEY BLACK & DECKER INC    COM            854502101  335,794 5,849,048  SH          SOLE                  5,849,048
TEMPLE INLAND INC             COM            879868107   28,249 1,382,725  SH          SOLE                  1,382,725
THERMO FISHER SCIENTIFIC INC  COM            883556102  305,186 5,932,846  SH          SOLE                  5,932,846
TIME WARNER INC               COM NEW        887317303  594,839 19,022,683 SH          SOLE                 19,022,683
VISA INC                      COM CL A       92826C839  106,222 1,166,889  SH          SOLE                  1,166,889
WELLPOINT INC                 COM            94973V107  250,309 3,888,000  SH          SOLE                  3,888,000
YUM BRANDS INC                COM            988498101   50,978 1,329,980  SH          SOLE                  1,329,980
